DIMENSIONAL INVESTMENT GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2025
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate

Investment Footnotes
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 7/31/25.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2025.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

∞	Rates reflect the effective yields at purchase date.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Shares	Value
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (9.8%)
	Alphabet, Inc. (GOOG US), Class C	1,125,897	$217,140,495
	Alphabet, Inc. (GOOGL US), Class A	1,395,793	267,852,677
	AT&T, Inc.	1,727,412	47,348,363
#*	Charter Communications, Inc., Class A	22,940	6,179,118
	Comcast Corp., Class A	893,845	29,702,469
#	Electronic Arts, Inc.	55,135	8,407,536
	Fox Corp. (FOX US), Class B	31,983	1,635,611
	Fox Corp. (FOXA US), Class A	51,752	2,885,692
	Interpublic Group of Cos., Inc.	87,338	2,148,515
#*	Live Nation Entertainment, Inc.	37,808	5,584,242
	Match Group, Inc.	59,650	2,044,206
	Meta Platforms, Inc., Class A	520,700	402,730,208
*	Netflix, Inc.	102,048	118,314,451
#	News Corp. (NWS US), Class B	26,820	896,324
	News Corp. (NWSA US), Class A	90,426	2,651,290
#	Omnicom Group, Inc.	47,713	3,437,722
	Paramount Global (PARA US), Class B	143,496	1,803,745
*	Take-Two Interactive Software, Inc.	40,669	9,058,206
	TKO Group Holdings, Inc.	16,425	2,759,564
	T-Mobile U.S., Inc.	114,664	27,337,044
*	Trade Desk, Inc., Class A	108,091	9,399,593
	Verizon Communications, Inc.	1,010,872	43,224,887
	Walt Disney Co.	431,020	51,338,792
*	Warner Bros Discovery, Inc.	539,216	7,101,475
TOTAL COMMUNICATION SERVICES			1,270,982,225
CONSUMER DISCRETIONARY — (10.3%)
*	Airbnb, Inc., Class A	103,612	13,719,265
*	Amazon.com, Inc.	2,265,874	530,463,762
*	Aptiv PLC	53,207	3,652,128
*	AutoZone, Inc.	4,023	15,160,193
		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
	Best Buy Co., Inc.	46,230	$3,007,724
	Booking Holdings, Inc.	7,804	42,953,684
*	Caesars Entertainment, Inc.	51,096	1,363,241
*	CarMax, Inc.	37,015	2,095,419
*	Carnival Corp.	252,358	7,512,698
*	Chipotle Mexican Grill, Inc.	323,167	13,857,401
	Darden Restaurants, Inc.	28,184	5,683,867
*	Deckers Outdoor Corp.	36,909	3,918,629
	Domino's Pizza, Inc.	8,163	3,781,183
*	DoorDash, Inc., Class A	82,123	20,551,281
	DR Horton, Inc.	66,128	9,445,724
	eBay, Inc.	111,339	10,215,353
	Expedia Group, Inc.	29,487	5,314,147
	Ford Motor Co.	940,948	10,416,294
	Garmin Ltd.	36,869	8,065,462
	General Motors Co.	231,033	12,323,300
	Genuine Parts Co.	33,074	4,262,577
	Hasbro, Inc.	31,249	2,348,675
	Hilton Worldwide Holdings, Inc.	56,974	15,273,590
	Home Depot, Inc.	238,317	87,583,881
	Las Vegas Sands Corp.	81,746	4,283,490
	Lennar Corp. (LEN US), Class A	55,808	6,260,541
#	LKQ Corp.	61,423	1,810,136
	Lowe's Cos., Inc.	134,299	30,025,227
*	Lululemon Athletica, Inc.	26,839	5,382,025
	Marriott International, Inc., Class A	54,621	14,410,658
	McDonald's Corp.	171,404	51,433,198
*	MGM Resorts International	50,402	1,837,153
*	Mohawk Industries, Inc.	12,166	1,393,129
	NIKE, Inc., Class B	283,130	21,146,980
*	Norwegian Cruise Line Holdings Ltd.	107,553	2,749,055
*	NVR, Inc.	707	5,337,489
*	O'Reilly Automotive, Inc.	205,622	20,216,755
	Pool Corp.	9,047	2,787,743
	PulteGroup, Inc.	48,656	5,494,236
	Ralph Lauren Corp.	9,560	2,856,050
	Ross Stores, Inc.	78,961	10,781,335
	Royal Caribbean Cruises Ltd.	59,860	19,027,698
	Starbucks Corp.	273,149	24,353,965

U.S. Large Company Portfolio
CONTINUED
		Shares	Value
CONSUMER DISCRETIONARY — (Continued)
	Tapestry, Inc.	49,925	$5,393,398
*	Tesla, Inc.	672,025	207,165,147
	TJX Cos., Inc.	268,110	33,387,738
	Tractor Supply Co.	127,268	7,247,913
*	Ulta Beauty, Inc.	10,822	5,573,438
	Williams-Sonoma, Inc.	29,746	5,563,989
	Wynn Resorts Ltd.	21,028	2,292,683
	Yum! Brands, Inc.	66,595	9,599,669
TOTAL CONSUMER DISCRETIONARY			1,340,780,316
CONSUMER STAPLES — (5.2%)
	Altria Group, Inc.	404,379	25,047,235
#	Archer-Daniels-Midland Co.	114,749	6,217,101
	Brown-Forman Corp. (BFB US), Class B	43,359	1,250,907
#	Bunge Global SA	32,925	2,626,098
	Campbell's Co.	48,986	1,563,633
	Church & Dwight Co., Inc.	59,515	5,580,722
	Clorox Co.	29,554	3,710,800
	Coca-Cola Co.	928,596	63,042,382
	Colgate-Palmolive Co.	194,796	16,333,645
	Conagra Brands, Inc.	117,333	2,142,501
	Constellation Brands, Inc., Class A	37,058	6,190,168
	Costco Wholesale Corp.	106,386	99,964,541
	Dollar General Corp.	52,756	5,534,104
*	Dollar Tree, Inc.	47,890	5,437,910
	Estee Lauder Cos., Inc., Class A	56,532	5,276,697
#	General Mills, Inc.	132,675	6,498,422
	Hershey Co.	35,489	6,605,568
	Hormel Foods Corp.	68,934	1,936,356
	J.M. Smucker Co.	25,797	2,769,050
	Kellanova	64,566	5,154,304
	Kenvue, Inc.	461,177	9,887,635
	Keurig Dr. Pepper, Inc.	326,262	10,652,454
	Kimberly-Clark Corp.	79,487	9,905,670
	Kraft Heinz Co.	209,188	5,744,303
	Kroger Co.	146,859	10,294,816
	Lamb Weston Holdings, Inc.	34,086	1,945,288
	McCormick & Co., Inc. (MKC US)	61,562	4,348,124
	Molson Coors Beverage Co., Class B	41,599	2,026,703
	Mondelez International, Inc., Class A	310,445	20,082,687
*	Monster Beverage Corp.	168,771	9,915,296
	PepsiCo, Inc.	329,041	45,381,335
	Philip Morris International, Inc.	373,669	61,300,399
		Shares	Value
CONSUMER STAPLES — (Continued)
	Procter & Gamble Co.	562,155	$84,587,463
	Sysco Corp.	116,384	9,264,166
	Target Corp.	108,747	10,929,074
	Tyson Foods, Inc., Class A	69,594	3,639,766
	Walgreens Boots Alliance, Inc.	174,846	2,035,207
	Walmart, Inc.	1,035,984	101,505,712
TOTAL CONSUMER STAPLES			676,328,242
ENERGY — (2.9%)
#	APA Corp.	89,316	1,722,906
	Baker Hughes Co.	238,333	10,736,902
	Chevron Corp.	391,411	59,353,564
	ConocoPhillips	302,708	28,860,181
	Coterra Energy, Inc.	182,540	4,452,151
	Devon Energy Corp.	154,018	5,116,478
	Diamondback Energy, Inc.	45,105	6,705,309
	EOG Resources, Inc.	130,893	15,709,778
	EQT Corp.	143,128	7,693,130
	Expand Energy Corp.	51,970	5,445,416
	Exxon Mobil Corp.	1,033,511	115,381,168
	Halliburton Co.	207,073	4,638,435
#	Kinder Morgan, Inc.	462,730	12,984,204
	Marathon Petroleum Corp.	73,896	12,576,360
	Occidental Petroleum Corp.	170,847	7,507,017
	ONEOK, Inc.	150,184	12,331,608
	Phillips 66	97,927	12,101,819
	Schlumberger NV	359,790	12,160,902
	Targa Resources Corp.	52,059	8,663,138
	Texas Pacific Land Corp.	4,584	4,437,908
	Valero Energy Corp.	75,083	10,309,647
	Williams Cos., Inc.	293,953	17,622,482
TOTAL ENERGY			376,510,503
FINANCIALS — (13.7%)
	Aflac, Inc.	116,971	11,622,239
	Allstate Corp.	63,870	12,981,577
	American Express Co.	132,650	39,703,471
	American International Group, Inc.	138,434	10,746,631
	Ameriprise Financial, Inc.	22,857	11,844,269
	Aon PLC, Class A	51,798	18,425,067
	Apollo Global Management, Inc.	108,268	15,733,506
	Arch Capital Group Ltd.	89,675	7,717,430
	Arthur J Gallagher & Co.	61,629	17,702,930
	Assurant, Inc.	11,978	2,243,479

U.S. Large Company Portfolio
CONTINUED
		Shares	Value
FINANCIALS — (Continued)
	Bank of America Corp.	1,571,071	$74,264,526
	Bank of New York Mellon Corp.	171,547	17,403,443
*	Berkshire Hathaway, Inc., Class B	439,761	207,514,421
	Blackrock, Inc.	34,911	38,611,915
	Blackstone, Inc.	174,971	30,262,984
*	Block, Inc.	127,430	9,845,242
	Brown & Brown, Inc.	67,132	6,133,851
	Capital One Financial Corp.	153,597	33,023,355
	Cboe Global Markets, Inc.	25,365	6,113,980
	Charles Schwab Corp.	409,467	40,017,210
	Chubb Ltd.	89,518	23,815,369
	Cincinnati Financial Corp.	37,800	5,575,878
	Citigroup, Inc.	448,052	41,982,472
	Citizens Financial Group, Inc.	105,289	5,024,391
	CME Group, Inc.	86,523	24,077,620
*	Coinbase Global, Inc., Class A	50,868	19,215,896
*	Corpay, Inc.	16,924	5,467,298
	Erie Indemnity Co., Class A	6,143	2,188,382
	Everest Group Ltd.	10,158	3,411,056
	FactSet Research Systems, Inc.	9,255	3,728,840
#	Fidelity National Information Services, Inc.	126,691	10,060,532
	Fifth Third Bancorp	161,074	6,695,846
*	Fiserv, Inc.	132,903	18,465,543
#	Franklin Resources, Inc.	75,969	1,823,256
	Global Payments, Inc.	58,535	4,679,873
	Globe Life, Inc.	20,089	2,821,902
	Goldman Sachs Group, Inc.	73,565	53,230,898
	Hartford Insurance Group, Inc.	68,206	8,484,144
	Huntington Bancshares, Inc.	351,765	5,779,499
	Intercontinental Exchange, Inc.	137,796	25,468,835
	Invesco Ltd.	105,192	2,210,084
	Jack Henry & Associates, Inc.	17,765	3,016,763
	JPMorgan Chase & Co.	666,470	197,435,073
	KeyCorp	236,191	4,232,543
	KKR & Co., Inc.	162,519	23,822,035
	Loews Corp.	42,333	3,832,830
	M&T Bank Corp.	38,718	7,306,087
	MarketAxess Holdings, Inc.	8,979	1,845,185
		Shares	Value
FINANCIALS — (Continued)
	Marsh & McLennan Cos., Inc.	118,387	$23,582,690
	Mastercard, Inc., Class A	194,499	110,177,849
	MetLife, Inc.	135,266	10,273,453
	Moody's Corp.	37,215	19,192,892
	Morgan Stanley	296,121	42,185,398
	MSCI, Inc.	18,559	10,418,280
	Nasdaq, Inc.	99,644	9,587,746
	Northern Trust Corp.	46,655	6,065,150
*	PayPal Holdings, Inc.	233,696	16,068,937
	PNC Financial Services Group, Inc.	94,804	18,038,357
	Principal Financial Group, Inc.	49,167	3,826,668
	Progressive Corp.	140,814	34,082,621
	Prudential Financial, Inc.	85,247	8,829,884
	Raymond James Financial, Inc.	43,511	7,271,993
	Regions Financial Corp.	216,088	5,473,509
	S&P Global, Inc.	75,262	41,476,888
	State Street Corp.	68,255	7,627,496
	Synchrony Financial	90,998	6,339,831
	T. Rowe Price Group, Inc.	53,270	5,404,241
	Travelers Cos., Inc.	54,287	14,127,649
	Truist Financial Corp.	315,259	13,779,971
	U.S. Bancorp	374,504	16,837,700
	Visa, Inc., Class A	410,297	141,745,305
	W.R. Berkley Corp.	72,099	4,961,132
	Wells Fargo & Co.	780,055	62,895,835
	Willis Towers Watson PLC	23,906	7,549,754
TOTAL FINANCIALS			1,775,430,885
HEALTH CARE — (8.8%)
	Abbott Laboratories	417,091	52,632,713
	AbbVie, Inc.	423,528	80,055,263
††	Abiomed, Inc.	13,246	206,770
	Agilent Technologies, Inc.	68,509	7,865,518
*	Align Technology, Inc.	16,650	2,148,016
	Amgen, Inc.	128,909	38,041,046
#	Baxter International, Inc.	123,069	2,677,981
	Becton Dickinson & Co.	68,817	12,266,630
*	Biogen, Inc.	35,320	4,520,960
	Bio-Techne Corp.	37,685	2,062,500
*	Boston Scientific Corp.	354,582	37,202,743
	Bristol-Myers Squibb Co.	488,492	21,156,589
	Cardinal Health, Inc.	57,089	8,861,355
	Cencora, Inc.	41,539	11,883,477
*	Centene Corp.	120,601	3,144,068

U.S. Large Company Portfolio
CONTINUED
		Shares	Value
HEALTH CARE — (Continued)
*	Charles River Laboratories International, Inc.	11,568	$1,962,396
	Cigna Group	64,292	17,190,395
*	Cooper Cos., Inc.	48,610	3,436,241
	CVS Health Corp.	304,487	18,908,643
#	Danaher Corp.	152,846	30,135,117
*	DaVita, Inc.	9,747	1,368,186
*	Dexcom, Inc.	93,980	7,590,765
*	Edwards Lifesciences Corp.	140,571	11,148,686
	Elevance Health, Inc.	54,305	15,372,659
	Eli Lilly & Co.	188,628	139,597,924
*	GE HealthCare Technologies, Inc.	109,947	7,841,420
	Gilead Sciences, Inc.	298,709	33,542,034
	HCA Healthcare, Inc.	41,507	14,693,063
*	Henry Schein, Inc.	29,012	1,962,662
*	Hologic, Inc.	53,522	3,576,340
	Humana, Inc.	29,077	7,265,470
*	IDEXX Laboratories, Inc.	19,289	10,306,306
*	Incyte Corp.	38,521	2,884,838
*	Insulet Corp.	16,978	4,896,455
*	Intuitive Surgical, Inc.	85,978	41,363,156
*	IQVIA Holdings, Inc.	39,345	7,312,662
	Johnson & Johnson	576,933	95,043,942
	Labcorp Holdings, Inc.	20,179	5,248,154
	McKesson Corp.	29,998	20,804,813
	Medtronic PLC	308,336	27,824,241
	Merck & Co., Inc.	602,958	47,103,079
*	Mettler-Toledo International, Inc.	4,987	6,152,362
#*	Moderna, Inc.	82,593	2,441,449
*	Molina Healthcare, Inc.	13,245	2,090,988
	Pfizer, Inc.	1,365,313	31,798,140
	Quest Diagnostics, Inc.	26,913	4,505,505
	Regeneron Pharmaceuticals, Inc.	25,005	13,639,227
#	ResMed, Inc.	35,214	9,576,095
	Revvity, Inc.	28,442	2,500,052
*	Solventum Corp.	33,109	2,362,658
	STERIS PLC	23,868	5,405,863
	Stryker Corp.	82,585	32,433,607
	Thermo Fisher Scientific, Inc.	90,539	42,343,280
	UnitedHealth Group, Inc.	217,752	54,342,189
	Universal Health Services, Inc., Class B	13,932	2,318,981
*	Vertex Pharmaceuticals, Inc.	61,577	28,132,684
	Viatris, Inc.	280,142	2,448,441
		Shares	Value
HEALTH CARE — (Continued)
*	Waters Corp.	14,306	$4,131,001
	West Pharmaceutical Services, Inc.	17,460	4,177,480
	Zimmer Biomet Holdings, Inc.	47,700	4,371,705
	Zoetis, Inc.	106,857	15,578,682
TOTAL HEALTH CARE			1,133,855,665
INDUSTRIALS — (8.6%)
	3M Co.	128,920	19,237,442
	A.O. Smith Corp.	28,714	2,032,664
	Allegion PLC	20,562	3,411,647
	AMETEK, Inc.	55,591	10,275,996
	Automatic Data Processing, Inc.	97,384	30,140,348
*	Axon Enterprise, Inc.	17,827	13,468,120
*	Boeing Co.	181,116	40,178,774
	Broadridge Financial Solutions, Inc.	28,422	7,034,729
*	Builders FirstSource, Inc.	26,725	3,397,549
	Carrier Global Corp.	190,881	13,098,254
	Caterpillar, Inc.	112,890	49,448,078
	CH Robinson Worldwide, Inc.	28,403	3,275,434
	Cintas Corp.	82,395	18,337,007
*	Copart, Inc.	212,180	9,618,119
	CSX Corp.	450,193	15,999,859
	Cummins, Inc.	33,153	12,187,706
*	Dayforce, Inc.	39,397	2,272,025
	Deere & Co.	60,579	31,765,810
	Delta Air Lines, Inc.	157,521	8,381,692
	Dover Corp.	33,037	5,984,322
	Eaton Corp. PLC	94,006	36,165,988
	Emerson Electric Co.	134,998	19,643,559
	Equifax, Inc.	29,855	7,172,067
	Expeditors International of Washington, Inc.	33,260	3,866,142
	Fastenal Co.	276,222	12,742,121
	FedEx Corp.	52,944	11,832,455
	Fortive Corp.	81,555	3,908,931
	GE Vernova, Inc.	65,447	43,214,000
*	Generac Holdings, Inc.	14,375	2,798,669
	General Dynamics Corp.	60,501	18,852,717
	General Electric Co.	255,667	69,306,210
	Honeywell International, Inc.	154,424	34,336,176
	Howmet Aerospace, Inc.	97,039	17,444,701
	Hubbell, Inc.	12,953	5,666,678
	Huntington Ingalls Industries, Inc.	9,374	2,614,034
	IDEX Corp.	18,143	2,966,562

U.S. Large Company Portfolio
CONTINUED
		Shares	Value
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	63,965	$16,373,121
	Ingersoll Rand, Inc.	96,916	8,202,001
	Jacobs Solutions, Inc.	28,826	4,089,545
	JB Hunt Transport Services, Inc.	18,748	2,700,649
	Johnson Controls International PLC	157,837	16,572,885
	L3Harris Technologies, Inc.	44,875	12,332,548
	Leidos Holdings, Inc.	31,114	4,967,350
	Lennox International, Inc.	7,681	4,677,729
	Lockheed Martin Corp.	50,031	21,062,050
	Masco Corp.	50,308	3,427,484
	Nordson Corp.	12,814	2,744,887
	Norfolk Southern Corp.	54,264	15,085,392
	Northrop Grumman Corp.	32,521	18,751,934
	Old Dominion Freight Line, Inc.	44,981	6,713,414
	Otis Worldwide Corp.	95,344	8,170,027
	PACCAR, Inc.	126,257	12,469,141
	Parker-Hannifin Corp.	30,650	22,432,735
	Paychex, Inc.	76,694	11,069,245
	Paycom Software, Inc.	11,586	2,682,622
	Pentair PLC	39,804	4,067,969
	Quanta Services, Inc.	35,501	14,418,021
	Republic Services, Inc.	48,977	11,296,545
	Rockwell Automation, Inc.	27,157	9,551,389
	Rollins, Inc.	67,065	3,840,813
	RTX Corp.	320,783	50,545,777
	Snap-on, Inc.	12,755	4,096,779
	Southwest Airlines Co.	136,362	4,217,677
	Stanley Black & Decker, Inc.	37,818	2,558,388
	Textron, Inc.	43,855	3,410,603
	Trane Technologies PLC	53,557	23,462,251
	TransDigm Group, Inc.	13,464	21,656,306
*	Uber Technologies, Inc.	501,873	44,039,356
	Union Pacific Corp.	143,464	31,844,704
*	United Airlines Holdings, Inc.	78,804	6,959,181
	United Parcel Service, Inc., Class B	175,786	15,145,722
	United Rentals, Inc.	15,572	13,749,142
	Veralto Corp.	59,382	6,225,015
	Verisk Analytics, Inc.	33,485	9,332,604
	Waste Management, Inc.	87,707	20,098,936
	Westinghouse Air Brake Technologies Corp.	40,912	7,857,150
		Shares	Value
INDUSTRIALS — (Continued)
	WW Grainger, Inc.	10,490	$10,904,775
	Xylem, Inc.	58,276	8,427,875
TOTAL INDUSTRIALS			1,114,308,322
INFORMATION TECHNOLOGY — (33.8%)
	Accenture PLC, Class A	150,136	40,101,326
*	Adobe, Inc.	102,150	36,538,033
*	Advanced Micro Devices, Inc.	388,674	68,527,113
*	Akamai Technologies, Inc.	35,065	2,675,810
	Amphenol Corp., Class A	289,937	30,881,190
	Analog Devices, Inc.	118,845	26,696,152
	Apple, Inc.	3,581,623	743,437,486
	Applied Materials, Inc.	194,687	35,055,341
*	Arista Networks, Inc.	246,774	30,407,492
*	Autodesk, Inc.	51,362	15,568,336
	Broadcom, Inc.	1,127,673	331,197,560
*	Cadence Design Systems, Inc.	65,463	23,865,846
	CDW Corp.	31,798	5,544,935
	Cisco Systems, Inc.	953,756	64,931,708
	Cognizant Technology Solutions Corp., Class A	118,868	8,529,968
	Corning, Inc.	185,388	11,723,937
*	Crowdstrike Holdings, Inc., Class A	59,743	27,157,376
*	Datadog, Inc., Class A	76,808	10,751,584
	Dell Technologies, Inc., Class C	71,639	9,505,779
*	Enphase Energy, Inc.	30,601	990,248
*	EPAM Systems, Inc.	13,562	2,138,863
*	F5, Inc.	13,988	4,384,119
*	Fair Isaac Corp.	5,855	8,411,996
*	First Solar, Inc.	25,735	4,496,677
*	Fortinet, Inc.	152,782	15,262,922
*	Gartner, Inc.	18,406	6,233,192
	Gen Digital, Inc.	131,632	3,881,828
*	GoDaddy, Inc., Class A	34,327	5,546,557
	Hewlett Packard Enterprise Co.	318,397	6,587,634
	HP, Inc.	227,898	5,651,870
	Intel Corp.	1,047,176	20,734,085
	International Business Machines Corp.	223,088	56,474,727
	Intuit, Inc.	67,017	52,617,057
	Jabil, Inc.	25,780	5,753,323
*	Keysight Technologies, Inc.	41,536	6,808,166
	KLA Corp.	31,717	27,880,194
	Lam Research Corp.	306,984	29,114,363
	Microchip Technology, Inc.	129,707	8,766,896

U.S. Large Company Portfolio
CONTINUED
		Shares	Value
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	268,214	$29,272,876
	Microsoft Corp.	1,782,298	950,855,983
	Monolithic Power Systems, Inc.	11,501	8,179,971
	Motorola Solutions, Inc.	40,039	17,576,320
	NetApp, Inc.	49,221	5,125,383
	NVIDIA Corp.	5,847,997	1,040,183,226
	NXP Semiconductors NV	60,594	12,953,179
*	ON Semiconductor Corp.	100,041	5,638,311
	Oracle Corp.	389,993	98,968,524
*	Palantir Technologies, Inc., Class A	510,005	80,759,292
*	Palo Alto Networks, Inc.	158,953	27,594,241
*	PTC, Inc.	28,898	6,207,579
	QUALCOMM, Inc.	262,985	38,595,679
	Roper Technologies, Inc.	25,781	14,189,862
	Salesforce, Inc.	230,281	59,488,491
	Seagate Technology Holdings PLC	51,029	8,012,063
*	ServiceNow, Inc.	49,697	46,870,235
	Skyworks Solutions, Inc.	36,687	2,514,527
#*	Super Micro Computer, Inc.	123,719	7,295,709
*	Synopsys, Inc.	44,345	28,091,227
	TE Connectivity PLC	71,017	14,611,748
#*	Teledyne Technologies, Inc.	11,322	6,238,648
	Teradyne, Inc.	38,806	4,168,929
	Texas Instruments, Inc.	218,020	39,474,701
*	Trimble, Inc.	57,047	4,785,673
*	Tyler Technologies, Inc.	10,337	6,042,597
	VeriSign, Inc.	19,313	5,192,686
	Western Digital Corp.	83,296	6,554,562
*	Workday, Inc., Class A	52,088	11,947,945
*	Zebra Technologies Corp., Class A	12,156	4,121,127
TOTAL INFORMATION TECHNOLOGY			4,386,342,983
MATERIALS — (1.8%)
#	Air Products & Chemicals, Inc.	53,537	15,412,232
	Albemarle Corp.	27,971	1,897,832
	Amcor PLC	549,363	5,136,544
	Avery Dennison Corp.	18,780	3,150,721
	Ball Corp.	66,070	3,783,168
	CF Industries Holdings, Inc.	39,590	3,675,140
		Shares	Value
MATERIALS — (Continued)
	Corteva, Inc.	164,237	$11,846,415
	Dow, Inc.	170,778	3,977,420
	DuPont de Nemours, Inc.	100,979	7,260,390
	Eastman Chemical Co.	27,313	1,983,197
	Ecolab, Inc.	60,779	15,909,511
	Freeport-McMoRan, Inc.	344,276	13,853,666
	International Flavors & Fragrances, Inc.	61,728	4,384,540
	International Paper Co.	126,172	5,897,279
	Linde PLC	112,860	51,944,944
	LyondellBasell Industries NV, Class A	62,600	3,626,418
	Martin Marietta Materials, Inc.	14,518	8,346,108
	Mosaic Co.	76,198	2,743,890
	Newmont Corp.	266,992	16,580,203
	Nucor Corp.	55,410	7,927,509
	Packaging Corp. of America	21,332	4,133,075
	PPG Industries, Inc.	54,377	5,736,773
	Sherwin-Williams Co.	55,448	18,346,634
	Smurfit WestRock PLC	119,894	5,320,896
	Steel Dynamics, Inc.	33,543	4,278,745
	Vulcan Materials Co.	31,932	8,770,762
TOTAL MATERIALS			235,924,012
REAL ESTATE — (2.0%)
	Alexandria Real Estate Equities, Inc.	36,614	2,798,408
	American Tower Corp.	112,483	23,440,332
	AvalonBay Communities, Inc.	34,072	6,346,932
	BXP, Inc.	34,756	2,274,085
	Camden Property Trust	25,942	2,832,866
*	CBRE Group, Inc., Class A	70,622	10,998,670
*	CoStar Group, Inc.	101,123	9,625,898
	Crown Castle, Inc.	104,950	11,029,196
	Digital Realty Trust, Inc.	76,269	13,456,902
	Equinix, Inc.	23,518	18,465,628
	Equity Residential	82,551	5,217,223
	Essex Property Trust, Inc.	15,686	4,081,183
	Extra Space Storage, Inc.	51,166	6,874,664
	Federal Realty Investment Trust	18,850	1,737,216
	Healthpeak Properties, Inc.	167,256	2,833,317

U.S. Large Company Portfolio
CONTINUED
		Shares	Value
REAL ESTATE — (Continued)
	Host Hotels & Resorts, Inc.	165,629	$2,603,688
	Invitation Homes, Inc.	137,689	4,220,168
	Iron Mountain, Inc.	71,395	6,951,017
	Kimco Realty Corp.	164,721	3,497,027
	Mid-America Apartment Communities, Inc.	28,477	4,055,979
	Prologis, Inc.	222,795	23,790,050
	Public Storage	38,056	10,348,949
	Realty Income Corp.	217,174	12,189,977
	Regency Centers Corp.	39,932	2,851,145
	SBA Communications Corp.	26,056	5,855,304
	Simon Property Group, Inc.	73,683	12,068,539
	UDR, Inc.	71,733	2,818,390
	Ventas, Inc.	108,690	7,301,794
	VICI Properties, Inc.	255,232	8,320,563
	Welltower, Inc.	149,123	24,615,734
	Weyerhaeuser Co.	175,764	4,402,888
TOTAL REAL ESTATE			257,903,732
UTILITIES — (2.5%)
#	AES Corp.	170,362	2,240,260
#	Alliant Energy Corp.	61,570	4,002,666
	Ameren Corp.	64,790	6,552,213
	American Electric Power Co., Inc.	128,778	14,569,943
	American Water Works Co., Inc.	46,933	6,581,884
	Atmos Energy Corp.	38,528	6,007,286
	CenterPoint Energy, Inc.	157,022	6,095,594
	CMS Energy Corp.	71,744	5,294,707
	Consolidated Edison, Inc.	87,052	9,009,882
	Constellation Energy Corp.	75,265	26,180,178
	Dominion Energy, Inc.	204,890	11,975,820
	DTE Energy Co.	49,821	6,895,725
	Duke Energy Corp.	186,420	22,676,129
	Shares	Value
UTILITIES — (Continued)
Edison International	92,469	$4,819,484
Entergy Corp.	107,867	9,754,413
Evergy, Inc.	54,944	3,890,035
Eversource Energy	88,235	5,832,334
Exelon Corp.	242,092	10,879,614
# FirstEnergy Corp.	124,817	5,330,934
NextEra Energy, Inc.	494,628	35,148,266
NiSource, Inc.	114,070	4,842,272
NRG Energy, Inc.	47,146	7,882,811
PG&E Corp.	525,103	7,361,944
Pinnacle West Capital Corp.	28,312	2,565,633
PPL Corp.	176,509	6,299,606
Public Service Enterprise Group, Inc.	119,761	10,753,340
Sempra	156,740	12,802,523
Southern Co.	263,979	24,940,736
Vistra Corp.	81,462	16,988,085
WEC Energy Group, Inc.	76,798	8,377,126
Xcel Energy, Inc.	139,058	10,212,420
TOTAL UTILITIES		316,763,863
TOTAL COMMON STOCKS Cost ($2,867,397,998)		12,885,130,748

			Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	13,212,509	13,212,509
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	6,068,956	70,199,614
TOTAL INVESTMENTS — (100.0%)
(Cost $2,950,810,121)^^			$12,968,542,871
As of July 31, 2025, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	52	09/19/25	$16,635,489	$16,573,050	$(62,439)
Total Futures Contracts			$16,635,489	$16,573,050	$(62,439)

U.S. Large Company Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,270,982,225	—	—	$1,270,982,225
Consumer Discretionary	1,340,780,316	—	—	1,340,780,316
Consumer Staples	676,328,242	—	—	676,328,242
Energy	376,510,503	—	—	376,510,503
Financials	1,775,430,885	—	—	1,775,430,885
Health Care	1,133,648,895	—	$206,770	1,133,855,665
Industrials	1,114,308,322	—	—	1,114,308,322
Information Technology	4,386,342,983	—	—	4,386,342,983
Materials	235,924,012	—	—	235,924,012
Real Estate	257,903,732	—	—	257,903,732
Utilities	316,763,863	—	—	316,763,863
Temporary Cash Investments	13,212,509	—	—	13,212,509
Securities Lending Collateral	—	$70,199,614	—	70,199,614
Total Investments in Securities	$12,898,136,487	$70,199,614	$206,770˂˃	$12,968,542,871
Financial Instruments
Liabilities
Futures Contracts**	(62,439)	—	—	(62,439)
Total Financial Instruments	$(62,439)	—	—	$(62,439)
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The U.S. Large Cap Value Series	$3,821,289,260
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,821,289,260
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$10,635,487,096
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,635,487,096
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The DFA International Value Series	$3,115,346,177
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,115,346,177
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$63,518,235
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$63,518,235
Summary of the Portfolio's Master Fund's investments as of July 31, 2025, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.9%)
Federal Farm Credit Banks Funding Corp., SOFR + 0.105%, FRN
(r)	4.425%, 03/18/26	100	$100,061
Federal Home Loan Mortgage Corp., SOFR + 0.220%, FRN
(r)	4.540%, 07/07/28	650	649,790
Federal National Mortgage Association, SOFR + 0.260%, FRN
(r)	4.580%, 11/05/27	1,585	1,588,428
TOTAL AGENCY OBLIGATIONS			2,338,279
BONDS — (28.7%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	5.097%, 07/07/28	1,000	1,002,220
Asian Development Bank, SOFR + 1.000%, FRN
(r)	5.352%, 04/06/27	583	590,217
Asian Infrastructure Investment Bank, SOFR + 0.220%, FRN
(r)	4.564%, 04/15/26	1,000	1,000,321
Australia & New Zealand Banking Group Ltd., SOFR + 0.560%, FRN
(r)Ω	4.932%, 03/18/26	400	400,635
BNG Bank NV, SOFR + 1.000%, FRN
(r)Ω	5.348%, 03/17/28	1,060	1,076,548
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.704%, 02/26/27	383	383,639
Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.814%, 02/26/28	1,456	1,463,658
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.996%, 09/12/25	1,000	1,000,599
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	5.008%, 03/14/28	500	502,365
		Face Amount	Value†
		(000)

Cooperatieve Rabobank UA, SOFR + 0.600%, FRN
(r)	4.944%, 01/21/28	500	$501,100
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.965%, 08/28/26	750	752,771
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	5.054%, 01/09/26	500	501,111
DBS Group Holdings Ltd., SOFR + 0.610%, FRN
(r)Ω	4.972%, 09/12/25	1,700	1,700,391
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	4.671%, 02/20/28	1,600	1,601,691
Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	4.518%, 09/16/26	700	700,014
Inter-American Development Bank, SOFR + 0.280%, FRN
(r)	4.624%, 04/12/27	300	300,111
Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.702%, 10/04/27	1,900	1,903,614
International Bank for Reconstruction & Development, SOFR + 0.180%, FRN
(r)	4.527%, 06/15/26	1,500	1,499,370
International Bank for Reconstruction & Development, SOFR + 0.270%, FRN
(r)	4.617%, 06/15/27	1,525	1,525,330
International Finance Corp., SOFR + 0.280%, FRN
(r)	4.628%, 03/16/26	500	500,225
JPMorgan Chase Bank NA, SOFR + 0.620%, FRN
(r)	4.966%, 04/29/26	2,100	2,105,849

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	5.346%, 12/08/26	900	$906,715
Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.747%, 03/03/28	2,100	2,101,323
Kommunalbanken AS, SOFR + 1.000%, FRN
(r)	5.348%, 06/17/26	1,296	1,303,522
Kuntarahoitus OYJ, SOFR + 1.000%, FRN
(r)	5.344%, 07/15/26	600	603,468
Macquarie Bank Ltd., SOFR + 0.920%, FRN
(r)Ω	5.297%, 07/02/27	30	30,261
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.789%, 03/15/28	600	601,082
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.983%, 10/26/27	1,750	1,754,870
National Australia Bank Ltd., SOFR + 0.620%, FRN
(r)Ω	4.986%, 06/11/27	250	250,796
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	5.014%, 12/10/25	350	350,560
(r)	5.025%, 01/12/27	425	426,641
(r)Ω	5.017%, 06/13/28	300	301,055
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	5.090%, 03/19/27	325	326,620
Nordic Investment Bank, SOFR + 0.290%, FRN
(r)Ω	4.642%, 10/04/27	500	499,854
Roche Holdings, Inc., SOFR + 0.740%, FRN
(r)Ω	5.080%, 11/13/26	200	201,298
State Street Corp., SOFR + 0.640%, FRN
(r)	4.984%, 10/22/27	110	110,175
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	5.342%, 08/03/26	250	251,881
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.775%, 04/28/27	200	200,815
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	5.418%, 12/11/26	400	403,625
	Face Amount	Value†
	(000)

Westpac Banking Corp., SOFR + 0.420%, FRN
(r) 4.798%, 04/16/26	1,200	$1,201,123
Westpac Banking Corp., SOFR + 0.460%, FRN
(r) 4.838%, 10/20/26	250	250,358
Westpac Banking Corp., SOFR + 0.720%, FRN
(r) 5.068%, 11/17/25	58	58,088
Westpac Banking Corp., SOFR + 1.000%, FRN
(r) 5.354%, 08/26/25	1,750	1,751,070
TOTAL BONDS		34,896,979
U.S. TREASURY OBLIGATIONS — (9.0%)
U.S. Treasury Bills
∞ 4.433%, 08/07/25	1,200	1,199,146
∞ 4.410%, 08/19/25	1,000	997,857
U.S. Treasury Notes, 3M USTMMR + 0.098%, FRN
(r) 4.379%, 01/31/27	800	799,844
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r) 4.431%, 04/30/26	4,908	4,911,787
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r) 4.441%, 04/30/27	2,390	2,391,413
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r) 4.526%, 01/31/26	150	150,148
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r) 4.440%, 07/31/27	475	475,572
TOTAL U.S. TREASURY OBLIGATIONS		10,925,767

COMMERCIAL PAPER — (56.2%)
Alphabet, Inc.
Ω	4.449%, 09/23/25	1,250	1,241,881
Australia & New Zealand Banking Group Ltd.
Ω	4.477%, 08/06/25	600	599,568
BNG Bank NV
Ω	4.417%, 08/06/25	1,250	1,249,109
Ω	4.425%, 08/11/25	700	699,075
Ω	4.417%, 09/02/25	250	249,015
Caisse d'Amortissement de la Dette Sociale
Ω	4.460%, 08/28/25	1,000	996,636

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Ω	4.421%, 09/29/25	250	$248,183
Ω	4.444%, 10/17/25	1,750	1,733,468
Caisse des Depots et Consignations
Ω	4.435%, 09/11/25	250	248,731
Ω	4.424%, 09/17/25	500	497,096
Ω	4.196%, 09/22/25	750	745,188
Ω	4.432%, 10/31/25	1,000	988,885
Ω	4.258%, 11/03/25	750	741,394
Canadian Imperial Bank of Commerce
Ω	4.466%, 08/05/25	375	374,773
CDP Financial, Inc.
Ω	4.467%, 10/21/25	250	247,510
Ω	4.437%, 08/08/25	450	449,566
Ω	4.436%, 01/28/26	800	782,546
Chevron Corp.
Ω	4.444%, 08/27/25	1,000	996,766
Cisco Systems, Inc.
Ω	4.330%, 08/29/25	1,000	996,512
Ω	4.397%, 09/19/25	1,000	993,991
DBS Bank Ltd.
Ω	4.498%, 08/12/25	500	499,279
Ω	4.470%, 08/15/25	750	748,648
Ω	4.501%, 09/24/25	500	496,668
DNB Bank ASA
Ω	4.434%, 10/14/25	250	247,747
Ω	4.455%, 10/24/25	500	494,889
Ω	4.418%, 10/27/25	1,000	989,413
Erste Abwicklungsanstalt
Ω	4.444%, 08/05/25	1,000	999,399
Ω	4.455%, 08/12/25	1,221	1,219,236
Ω	4.460%, 09/10/25	750	746,298
Ω	4.432%, 09/05/25	250	248,917
European Investment Bank
	4.445%, 09/12/25	1,000	994,876
Export Development Canada
	4.400%, 11/24/25	1,800	1,775,609
Hydro-Quebec
Ω	4.440%, 09/15/25	500	497,221
Kreditanstalt fuer Wiederaufbau
Ω	4.428%, 08/05/25	500	499,703
Ω	3.210%, 08/07/25	1,250	1,248,960
Ω	4.429%, 08/08/25	800	799,239
Ω	4.446%, 08/12/25	500	499,287
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.433%, 08/11/25	550	549,274
Ω	4.424%, 08/19/25	1,250	1,247,147
Ω	4.451%, 10/14/25	1,000	990,948
National Securities Clearing Corp.
Ω	4.451%, 09/08/25	500	497,644
Ω	4.451%, 09/09/25	250	248,792
Ω	4.452%, 09/10/25	1,250	1,243,806
Ω	4.434%, 09/23/25	250	248,366
		Face Amount	Value†
		(000)
Ω	4.425%, 09/25/25	750	$744,915
Nederlandse Waterschapsbank NV
Ω	3.611%, 08/11/25	450	449,404
Ω	4.429%, 08/15/25	400	399,277
Ω	4.434%, 09/17/25	1,350	1,342,210
Nestle Finance International Ltd.
Ω	4.467%, 08/05/25	350	349,791
Ω	4.447%, 08/15/25	500	499,101
Ω	4.449%, 08/19/25	750	748,289
Ω	4.467%, 08/29/25	875	871,955
Ω	4.470%, 09/04/25	250	248,947
Ω	4.427%, 09/08/25	350	348,313
Ω	4.438%, 09/23/25	250	248,365
Novartis Finance Corp.
Ω	4.398%, 08/18/25	750	748,376
Ω	3.797%, 09/08/25	750	746,480
Ω	4.437%, 09/09/25	750	746,389
NRW Bank
Ω	4.448%, 08/25/25	500	498,494
Ω	4.459%, 09/10/25	1,250	1,243,822
Ω	4.465%, 10/16/25	250	247,688
Ω	4.459%, 11/12/25	500	493,788
Ontario Teachers' Finance Trust
Ω	4.432%, 08/05/25	1,850	1,848,891
Ω	4.433%, 08/05/25	750	749,550
Procter & Gamble Co.
Ω	4.417%, 10/22/25	1,000	990,086
Ω	4.418%, 10/24/25	1,500	1,484,771
Province of Alberta
Ω	4.414%, 08/20/25	1,000	997,602
Province of Ontario
	4.461%, 09/26/25	1,500	1,489,716
	4.451%, 10/02/25	500	496,211
Province of Quebec
Ω	4.456%, 10/08/25	250	247,922
Ω	4.465%, 10/08/25	1,000	991,689
Ω	4.459%, 10/16/25	850	842,107
Ω	4.442%, 10/17/25	750	742,944
PSP Capital, Inc.
Ω	4.458%, 08/25/25	500	498,509
Ω	4.449%, 08/25/25	800	797,614
Ω	4.439%, 09/16/25	1,000	994,353
Ω	4.430%, 10/10/25	1,000	991,468
Queensland Treasury Corp.
	4.457%, 08/05/25	1,000	999,402
	4.444%, 12/12/25	250	246,008
	4.496%, 12/12/25	600	590,419
Roche Holdings, Inc.
Ω	4.428%, 09/30/25	1,400	1,389,799
Sanofi SA
Ω	4.477%, 08/28/25	1,750	1,744,108
Ω	4.481%, 09/04/25	250	248,947
Ω	4.459%, 09/17/25	1,000	994,216
Ω	4.439%, 10/07/25	500	495,910

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Siemens Capital Co. LLC
Ω	4.397%, 09/02/25	1,500	$1,494,099
Svensk Exportkredit AB
	4.449%, 09/10/25	500	497,539
	4.445%, 09/30/25	450	446,699
United Overseas Bank Ltd.
Ω	4.454%, 08/18/25	1,000	997,830
TOTAL COMMERCIAL PAPER (Cost $68,403,452)			68,395,272
TOTAL INVESTMENT SECURITIES (Cost $116,536,709)			116,556,297

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (4.2%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	5,142,167	$5,142,167
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	4	44
TOTAL INVESTMENTS — (100.0%)
(Cost $121,678,920)^^			$121,698,508
As of July 31, 2025, the value of Rule 144A securities amounted to $72,358,188 or 61.6% of net assets.
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$2,338,279	—	$2,338,279
Bonds	—	34,896,979	—	34,896,979
U.S. Treasury Obligations	—	10,925,767	—	10,925,767
Commercial Paper	—	68,395,272	—	68,395,272
Temporary Cash Investments	$5,142,167	—	—	5,142,167
Securities Lending Collateral	—	44	—	44
Total Investments in Securities	$5,142,167	$116,556,341	—	$121,698,508

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (13.8%)
Federal Farm Credit Discount Notes
∞	4.327%, 09/02/25	350	$348,643
Federal Home Loan Bank Discount Notes
∞	4.335%, 09/17/25	5,750	5,717,570
∞	4.355%, 10/22/25	6,725	6,659,182
∞	4.353%, 10/24/25	3,600	3,563,917
∞	4.349%, 11/06/25	3,700	3,657,747
TOTAL AGENCY OBLIGATIONS			19,947,059
U.S. TREASURY OBLIGATIONS — (78.3%)
U.S. Treasury Bills
∞	4.433%, 08/07/25	11,650	11,641,712
∞	4.471%, 08/12/25	1,300	1,298,302
∞	4.384%, 08/14/25	5,200	5,191,961
∞	4.499%, 08/19/25	5,950	5,937,249
∞	4.341%, 08/21/25	6,875	6,858,592
∞	4.360%, 08/26/25	6,785	6,764,749
∞	4.329%, 08/28/25	3,100	3,090,032
∞	4.341%, 09/04/25	7,000	6,971,724
∞	4.338%, 09/11/25	5,000	4,975,585
∞	4.356%, 09/16/25	2,650	2,635,551
∞	4.337%, 09/23/25	5,200	5,167,177
U.S. Treasury Notes, 3M USTMMR + 0.150%, FRN
(r)	4.431%, 04/30/26	6,750	6,755,209
U.S. Treasury Notes, 3M USTMMR + 0.160%, FRN
(r)	4.441%, 04/30/27	11,425	11,431,753
U.S. Treasury Notes, 3M USTMMR + 0.170%, FRN
(r)	4.451%, 10/31/25	12,850	12,854,950
U.S. Treasury Notes, 3M USTMMR + 0.205%, FRN
(r)	4.486%, 10/31/26	2,185	2,187,386
U.S. Treasury Notes, 3M USTMMR + 0.245%, FRN
(r)	4.526%, 01/31/26	11,885	11,896,757
U.S.Treasury Notes, 3M USTMMR + 0.159%, FRN
(r)	4.440%, 07/31/27	7,000	7,008,423
TOTAL U.S. TREASURY OBLIGATIONS			112,667,112
TOTAL INVESTMENT SECURITIES (Cost $132,588,463)			132,614,171

		Shares
TEMPORARY CASH INVESTMENTS — (7.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 4.250%	11,330,346	11,330,346
TOTAL INVESTMENTS — (100.0%)
(Cost $143,918,809)^^			$143,944,517

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$19,947,059	—	$19,947,059
U.S. Treasury Obligations	—	112,667,112	—	112,667,112
Temporary Cash Investments	$11,330,346	—	—	11,330,346
Total Investments in Securities	$11,330,346	$132,614,171	—	$143,944,517

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (73.4%)
U.S. Core Equity 2 Portfolio	130,061,163	$5,341,611,958
U.S. Core Equity 1 Portfolio	38,615,683	1,779,796,834
DFA Real Estate Securities Portfolio	3,392,425	136,307,658
TOTAL DOMESTIC EQUITIES		7,257,716,450
INTERNATIONAL EQUITIES — (26.6%)
International Core Equity 2 Portfolio	97,148,836	1,771,994,777
Emerging Markets Core Equity 2 Portfolio	30,326,527	806,685,609
DFA International Real Estate Securities Portfolio	12,974,962	49,564,353
TOTAL INTERNATIONAL EQUITIES		2,628,244,739
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,750,887,496)		$9,885,961,189
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 4.250% (Cost $396,357)	396,357	396,357
TOTAL INVESTMENTS — (100.0%) (Cost $3,751,283,853)^^		$9,886,357,546
Summary of the Global Fund's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$9,885,961,189	—	—	$9,885,961,189
Temporary Cash Investments	396,357	—	—	396,357
Total Investments in Securities	$9,886,357,546	—	—	$9,886,357,546

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (44.3%)
U.S. Core Equity 2 Portfolio	28,799,215	$1,182,783,740
U.S. Core Equity 1 Portfolio	8,630,051	397,759,059
DFA Real Estate Securities Portfolio	807,718	32,454,118
TOTAL DOMESTIC EQUITIES		1,612,996,917
INTERNATIONAL EQUITIES — (16.5%)
International Core Equity 2 Portfolio	21,940,775	400,199,738
Emerging Markets Core Equity 2 Portfolio	7,042,222	187,323,115
DFA International Real Estate Securities Portfolio	3,146,280	12,018,788
TOTAL INTERNATIONAL EQUITIES		599,541,641
FIXED INCOME (DOMESTIC) — (2.5%)
DFA Inflation-Protected Securities Portfolio	8,144,397	90,647,135
FIXED INCOME (INTERNATIONAL) — (36.7%)
DFA Selectively Hedged Global Fixed Income Portfolio	56,644,142	536,420,022
DFA Short-Term Extended Quality Portfolio	33,624,408	353,056,280
DFA Global Core Plus Fixed Income Portfolio	19,471,447	180,500,320
DFA Five-Year Global Fixed Income Portfolio	17,587,111	178,685,045
DFA World ex U.S. Government Fixed Income Portfolio	10,546,083	90,169,014
TOTAL FIXED INCOME (INTERNATIONAL)		1,338,830,681
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,176,458,388)^^		$3,642,016,374
Summary of the Global Fund's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$3,642,016,374	—	—	$3,642,016,374
Total Investments in Securities	$3,642,016,374	—	—	$3,642,016,374

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (18.3%)
U.S. Core Equity 2 Portfolio	2,132,040	$87,562,882
U.S. Core Equity 1 Portfolio	633,126	29,180,773
DFA Real Estate Securities Portfolio	55,516	2,230,614
TOTAL DOMESTIC EQUITIES		118,974,269
INTERNATIONAL EQUITIES — (6.6%)
International Core Equity 2 Portfolio	1,591,829	29,034,969
Emerging Markets Core Equity 2 Portfolio	497,926	13,244,837
DFA International Real Estate Securities Portfolio	212,049	810,026
TOTAL INTERNATIONAL EQUITIES		43,089,832
FIXED INCOME (DOMESTIC) — (11.0%)
DFA Inflation-Protected Securities Portfolio	6,424,855	71,508,639
FIXED INCOME (INTERNATIONAL) — (64.1%)
DFA Short-Term Extended Quality Portfolio	18,624,383	195,556,017
DFA Two-Year Global Fixed Income Portfolio	19,874,768	195,368,971
DFA World ex U.S. Government Fixed Income Portfolio	3,050,611	26,082,727
TOTAL FIXED INCOME (INTERNATIONAL)		417,007,715
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $535,332,702)^^		$650,580,455
Summary of the Global Fund's investments as of July 31, 2025, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$650,580,455	—	—	$650,580,455
Total Investments in Securities	$650,580,455	—	—	$650,580,455

ORGANIZATION
Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2025, the Fund consisted of ten portfolios (the “Portfolios”), of which three are “Stand-alone Funds”, four are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities (“OTC”), are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund, which is an open-end management investment company available for purchase only by the Portfolio and affiliated funds, is categorized as Level 2 in the hierarchy
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a “Master Fund”). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies (“Underlying Funds”) held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP (the “Advisor”)) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolios. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2025, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$2,959,901
U.S. Large Cap Value Portfolio III	2,409,466
DFA International Value Portfolio	7,600,024
DFA International Value Portfolio III	1,829,256
Emerging Markets Portfolio II	2,904
DFA Two-Year Fixed Income Portfolio	121,681
DFA Two-Year Government Portfolio	143,919
Global Equity Portfolio	3,924,232
Global Allocation 60/40 Portfolio	2,217,390
Global Allocation 25/75 Portfolio	545,066
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any, against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.